Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) on employee benefit plans in other comprehensive income		$ (255)	$ 260	$ 289	$ 5	$ (241)
Pension plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit service cost	[1]	61	83	51	145	103
Interest on net defined benefit (asset) liability	[1]	(3)	(3)	(7)	(7)	(15)
Other	[1]	3	3	3	6	6
Defined benefit expense	[1]	61	83	47	144	94
Defined contribution expense	[1]	53	49	45	102	91
Actuarial gains (losses) on employee benefit plans in other comprehensive income	[1],[2]	(246)	273	264	27	(208)
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit service cost	[1]	6	6	4	11	9
Interest on net defined benefit (asset) liability	[1]	16	16	17	31	34
Other	[1]	(1)		(1)		2
Defined benefit expense	[1]	21	22	20	42	45
Defined contribution expense	[1]				1
Actuarial gains (losses) on employee benefit plans in other comprehensive income	[1],[2]	$ (9)	$ (13)	$ 25	$ (22)	$ (33)

[1]	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
[2]	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.